Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Summary of detailed information about other financial liabilities

	As at March 31,
	2023		2024
Non-current
Contingent consideration (Refer to Note 19)	₹	1,545	₹	429
Liability on written put options to non-controlling interests (Refer to Note 19)		-		4,303
Deposits and others		1,104		253
	₹	2,649	₹	4,985
Current
Contingent consideration (Refer to Note 19)	₹	1,508	₹	-
Advance from customers		1,373		598
Cash Settled ADS RSUs		6		3
Capital creditors		215		333
Deposits and others		1,039		1,338
	₹	4,141	₹	2,272
	₹	6,790	₹	7,257